Basis for preparation, consolidation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
The disclosure of useful lives of assets. [Text Block]
Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	Between 6 and 20
Machinery and equipment	Between 5 and 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
The disclosure of useful lives of assets. [Text Block]
under the units of production method or the useful life of the mine. Remaining useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings	Between 5 and 10 years
Plant and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fittings	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Assets retirement cost	Useful life of the mine and/or process facilities

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
The disclosure of useful lives of assets. [Text Block]
Other assets are depreciated using the straight-line method based on the following estimated useful lives:

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 3 and 25
Transportation units	7
Furniture and fixtures	7
Other equipment	Between 3 and 25